Offerings	Aug. 08, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.800% Senior Notes due 2031
Amount Registered | shares	1,250,000,000
Maximum Aggregate Offering Price	$ 1,248,500,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 191,145.35
Offering Note	(1) This filing fee table shall be deemed to update the "Calculation of Filing Fee Tables" included as Exhibit 107 to the Company's Registration Statement on Form S-3 (File No. 333-271922) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933. (2) Same as Footnote 1.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Senior Notes due 2033
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 742,020,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 113,603.26
Offering Note	(1) This filing fee table shall be deemed to update the "Calculation of Filing Fee Tables" included as Exhibit 107 to the Company's Registration Statement on Form S-3 (File No. 333-271922) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933. (2) Same as Footnote 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.400% Senior Notes due 2035
Amount Registered | shares	1,500,000,000
Maximum Aggregate Offering Price	$ 1,484,145,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 227,222.60
Offering Note	(1) This filing fee table shall be deemed to update the "Calculation of Filing Fee Tables" included as Exhibit 107 to the Company's Registration Statement on Form S-3 (File No. 333-271922) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933. (2) Same as Footnote 1
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.200% Senior Notes due 2055
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 982,770,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 150,462.09
Offering Note	(1) This filing fee table shall be deemed to update the "Calculation of Filing Fee Tables" included as Exhibit 107 to the Company's Registration Statement on Form S-3 (File No. 333-271922) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933. (2) Same as Footnote 1.